Short-term Loans	12 Months Ended
Dec. 31, 2022
Short-term Loans
Short-term Loans

10.Short-term Loans

During the years ended December 31, 2021 and 2022, the Group obtained bank credit facilities totaling RMB121.8 million. The unused credit line amount was RMB48.0 million as of December 31, 2022.

As of December 31, 2021 and 2022, the loans obtained by the Group under these bank facilities have maturity dates that are less than six months and the weighted average interest rate for the outstanding loans was 5.3% and 4.6%, respectively.

As of December 31, 2021 and 2022, the balance of short-term loans was RMB69.0 million and RMB73.8 million, respectively.